Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Business combination
Schedule of business combination

		RMB
Purchase consideration	(i)	34,473
Fair value of redeemable noncontrolling interests		31,397
Less:
Cash and cash equivalents		17,744
Customer relationships		13,800
Brand		10,300
Other current and noncurrent assets		1,025
Deferred revenue		(6,529)
Deferred tax liabilities		(5,330)
Other current liabilities		(2,925)
Goodwill		37,785

(i)RMB16,338 (US$2,238) of the purchase consideration remains unpaid as of December 31, 2024 for which there is no specified repayment term (Note 12).